INCOME TAXES - Reconciliation between income taxes at local taxes in different countries and total tax expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Loss from continuing operations before income tax expense	$ (104.6)	$ (182.6)	$ (89.8)
Effective tax rate	(100.00%)	(26.00%)	(39.00%)
Taxes at local rates applicable to earnings in countries concerned	$ 53.0	$ (4.3)	$ (9.5)
Permanent differences	0.4	0.0	1.1
Deferred taxes on temporary differences which were not recognized	17.0	41.9	29.5
Deferred taxes on net operating losses which were not recognized	17.8	5.4	1.7
Changes in tax rates	0.2	(0.4)	0.2
Changes in uncertain tax positions	10.3	0.6	1.4
Taxes for prior periods	(1.9)	(1.2)	3.1
Tax credits/withholding tax	7.3	6.1	3.9
Other US taxes	0.1	1.7	3.6
Other	0.0	(1.5)	(0.3)
Income tax expense	$ 104.2	$ 48.3	$ 34.7